Segmented Information - Schedule of Gross Revenue by Services (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of products and services [line items]
Total gross revenue from external customers	$ 8,144.2	$ 7,500.0
Infrastructure
Disclosure of products and services [line items]
Total gross revenue from external customers	2,088.0	2,040.0
Water
Disclosure of products and services [line items]
Total gross revenue from external customers	1,739.7	1,567.6
Buildings
Disclosure of products and services [line items]
Total gross revenue from external customers	1,970.2	1,661.7
Environmental Services
Disclosure of products and services [line items]
Total gross revenue from external customers	1,518.3	1,491.7
Energy & Resources
Disclosure of products and services [line items]
Total gross revenue from external customers	$ 828.0	$ 739.0